Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 308.6	$ 813.4
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 101.8